SCHEDULE OF COMPONENTS OF LEASE EXPENSE (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost	$ 637,101	$ 566,337			$ 2,263,413	$ 759,207
Variable lease cost	207,546	220,594			865,095	355,924
Short-term lease cost	78,532	47,270			306,790	284,013
Total rent expense	$ 923,179	$ 834,201			$ 3,435,298	$ 1,399,144
Greens Natural Foods, Inc. [Member]
Operating lease cost			$ 322,629	$ 964,753
Variable lease cost			77,633	267,301
Short-term lease cost			89,455	267,496
Total rent expense			$ 489,717	$ 1,499,550